Loss Sharing Agreements and FDIC Loss Share Receivable - Schedule of FDIC Loss Share Receivables (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FDIC Loss Share Receivable [Line Items]
Balance at beginning of period		$ 162,312
Change due to (reversal of) loan loss provision recorded on FDIC covered loans		(4,260)	(56,085)	84,085
Amortization		(74,617)	(97,849)	(118,100)
Impairment	31,800	5,121	31,813
Balance at end of period		69,627	162,312
FDIC Loss Share Receivables [Member]
FDIC Loss Share Receivable [Line Items]
Balance at beginning of period	423,069	162,312	423,069
Change due to (reversal of) loan loss provision recorded on FDIC covered loans		(4,260)	(56,085)
Amortization		(74,617)	(97,849)
Recoveries payable (submission of reimbursable losses) to the FDIC		3,282	(52,586)
Impairment		(5,121)	(31,813)
Changes due to a change in cash flow assumptions on OREO and other changes		(11,969)	(22,424)
Balance at end of period		$ 69,627	$ 162,312